Financial assets and liabilities	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial assets and liabilities

12	Financial assets and liabilities

12.1	Financial assets

	2025	2024
At amortized cost
Cash and cash equivalents	1,125,381	911,015
Trade receivables	752,358	631,846
Other FIES credits - Other assets	6,866	8,982
Dividends receivable - Other assets	6,287	1,628
	1,890,892	1,553,471
Current	1,849,041	1,508,541
Non-current	41,851	44,930

[1] EBITDA refers to Earnings Before Interest, Taxes, Depreciation and Amortization. EBITDA is not a defined performance measure under IFRS Accounting Standards.

12.2	Financial liabilities

	2025	2024
At amortized cost
Trade payables	123,581	128,080
Loans and financing	2,054,267	2,195,161
Lease liabilities	1,065,746	978,336
Accounts payable to selling shareholders	115,447	215,819
Dividends payable	192	-
	3,359,233	3,517,396
Current	326,432	690,395
Non-current	3,032,801	2,827,001

	2025	2024
At fair value
Accounts payable to selling shareholders (earn-outs)	3,337	20,067
Accounts payable to selling shareholders (Unidom)	321,813	294,886
	325,150	314,953
Current	24,421	32,137
Non-current	300,729	282,816

12.2.1	Loans and financing

Financial institution	Currency	Interest rate	Maturity	2025	2024

Banco Itaú Unibanco S.A. (a)	Brazilian real	CDI + 1.90% p.y.	October 2025	-	309,496
FINEP (b)	Brazilian real	TJLP p.y.	July 2027	5,262	8,209
Softbank (c)	Brazilian real	6.5% p.y.	April 2026	-	845,492
Debentures (d)	Brazilian real	CDI + 1.80% p.y.	January 2028	-	526,946
IFC (e)	Brazilian real	CDI + 1.05% p.y.	April 2030	510,672	505,018
Commercial notes (f)	Brazilian real	CDI + 0.70% p.y.	October 2028	512,678	-
Commercial notes (f)	Brazilian real	CDI + 0.85% p.y.	October 2030	1,025,655	-
				2,054,267	2,195,161
Current				60,668	363,554
Non-current				1,993,599	1,831,607

(a) On October 1, 2020, Afya Brazil entered into a loan with Banco Itaú Unibanco S.A. in the amount of R$500,000 adjusted by the CDI rate plus an interest rate of 1.62% per year and is repayable in three installments in October 2022, April 2023 and October 2023. On September 28, 2022, Afya Brazil signed an amendment with Banco Itaú Unibanco S.A in order to extend its debt profile, postponing the original repayments dates from 2022 and 2023 to 2023, 2024 and 2025. Due to such extension, the spread over the CDI rate increased from 1.62% p.y to 1.90% p.y. The aggregate outstanding amount was fully repaid on September 30, 2025.

(b) On July 23, 2019, Medcel entered into a loan of R$16,153 with Financiadora de Estudos e Projetos (FINEP), a governmental agency focused on financing investments on R&D, which has an interest rate based on TJLP (Long term interest rate), and maturity in 2027. The first and second tranches of R$6,734 and R$4,130, respectively, were drawdown in October 2019 and December 2020, respectively, and additional tranches were drawdown in March and June 2023 totaling R$5,288 in order to develop the Medical web series and other digital content. There is no financial covenant related to this agreement. The total balance is guaranteed by a bank financial guarantee.

(c) On April 26, 2021, the Company issued and sold 150,000 shares of perpetual convertible preferred shares designated as Series A perpetual convertible preferred shares, with a par value of US$0.00005 per share of Afya for US$150,000 thousands, equivalent to R$821,805 on the issuance date. The Series A perpetual convertible preferred shares is a class of equity security that ranks senior to the common shares with respect to dividend rights or rights upon liquidation.

On November 3, 2025, the Company repurchased all 150,000 Series A perpetual convertible preferred shares of a nominal or par value of US$0.00005 each in the capital of the Company for an aggregate purchase price of R$831,600, following the Share Repurchase Agreement with SBLA Holdco LLC, an affiliate of Softbank. All repurchased Series A preferred shares were cancelled by the Company.

(d) On December 16, 2022, Afya Brazil issued 500,000 simple, non-convertible, unsecured debentures in a single series, each with a par value of R$1, totaling an aggregate amount of R$500,000, in a public distribution with restricted placement efforts in the Brazilian market, under the terms of the Brazilian Securities Commission (CVM) Rule No. 476. The debentures were issued with a maturity date of January 15, 2028, with the principal to be amortized in two equal installments payable on January 15, 2027 and January 15, 2028, corresponding to the fourth and fifth years of the transaction, respectively. The debentures bear interest at 100% of the CDI rate plus 1.80% per year, payable semi-annually on January 15 and July 15 of each year, until the maturity date. The aggregate outstanding amount was fully repaid on October 22, 2025.

(e) On August 7, 2024, Afya Brazil entered into a loan agreement with International Finance Corporation ("IFC") to support its expansion program, through acquisitions. The financing is IFC’s first sustainability-linked loan based on social targets in the education sector. The pricing of IFC’s loan will be linked to Afya reaching performance target levels in selected social key performance indicators encompassing free medical consultations for the community and quality of education according to MEC criteria (“Sustainability KPIs” - unaudited).

The aggregate principal amount of the loan is R$500,000, which shall be repaid in seven equal semi-annual installments starting in April 2027. The interest rate of CDI rate plus 1.20% was reduced by 15 bps to 1.05% since the Sustainability KPIs were achieved (unaudited).

Afya Brazil is subject to certain obligations including financial covenants, and the Company shall maintain, as of the last day of each quarter of each financial year, Net Debt (Loans and financing plus Accounts payable to selling shareholders less Cash and cash equivalents) to Adjusted EBITDA ratio below or equal to 3.0x, at the end of each fiscal year, until the maturity date. Adjusted EBITDA for covenant purposes considers net income plus (i) income taxes expenses, (ii) net financial result (excluding interest expenses on lease liabilities), (iii) depreciation and amortization expenses (excluding right-of-use assets depreciation expenses), (iv) share-based compensation expenses, (v) share of income of associate, (vi) interest received and (vii) non-recurring expenses.

(f) On October 15, 2025, Afya Brazil issued commercial notes for private placement, sold to Opea Securitizadora S.A. ("Opea”), a Brazilian securitization corporation pursuant to Section 45 of Brazilian Law No. 14,195/2021, as amended. Opea issued a debenture backed by the commercial notes on the same terms and conditions.

The aggregate principal amount of the commercial notes is R$1,500,000, divided into two series, the first in the aggregate amount of R$500,000 ("First Series”) and the second in the aggregate amount of R$1,000,000 ("Second Series”). The First Series will mature on October 15, 2028 and the Second Series will mature on October 15, 2030. The interest rate applicable to the First Series and Second Series will be equal to the CDI rate plus a spread of 0.70% and 0.85% per year, respectively, based on 252 business days.

Afya Brazil is subject to certain obligations including financial covenants, and the Company shall maintain Net Debt (excluding lease liabilities) to adjusted EBITDA ratio below or equal to 3.0x, at the end of each fiscal year, until maturity date, applicable from December 31, 2025 and thereafter. Adjusted EBITDA for covenant purposes considers net income plus (i) income taxes expenses, (ii) net financial result (excluding interest expenses on lease liabilities), (iii) depreciation and amortization expenses (excluding right-of-use assets depreciation expenses), (iv) share-based compensation expenses, (v) share of income of associate, (vi) interest received and (vii) non-recurring expenses.

The transaction costs that are directly attributable to the issuance of the commercial notes were measured at fair value together with the financial liability on initial measurement. The transaction costs totaled R$5,163, including legal counsels and advisors.

As disclosed in Note 7, the commercial notes are guaranteed by the following subsidiaries: Unigranrio, IESP and DelRey.

12.2.2	Leases

The Company has property lease contracts with maturities between five and 30 years. There are no contract modification, sublease or variable payments in the period. The remeasurements are related to index-based updates of the lease payments amounts.

The carrying amounts of right-of-use assets and lease liabilities as of December 31, 2025, 2024 and 2023 and the movements during years ended December 31, 2025, 2024 and 2023 are shown below:

	Right-of-use assets			Lease liabilities
	2025	2024	2023	2025	2024	2023

Opening balance	842,219	767,609	690,073	978,336	874,569	769,525
Additions	37,727	37,671	7,328	37,727	37,671	7,328
Remeasurement	98,987	80,226	70,387	98,987	80,226	70,387
Business combinations	-	28,989	65,408	-	28,989	65,408
Depreciation expense	(80,864)	(70,294)	(63,118)	-	-	-
Interest expense	-	-	-	123,067	111,966	100,849
Payments of principal	-	-	-	(49,411)	(41,221)	(31,473)
Payments of interest	-	-	-	(121,475)	(111,605)	(103,911)
Write-off (i)	(1,311)	(1,982)	(2,469)	(1,485)	(2,259)	(3,544)
Closing balance	896,758	842,219	767,609	1,065,746	978,336	874,569

Balances:	2025	2024	2023	2025	2024	2023

Current	-	-	-	55,772	45,580	36,898
Non-current	896,758	842,219	767,609	1,009,974	932,756	837,671

(i)	Refers to early termination of lease contracts.

The Company recognized lease expense from short-term leases and low-value assets of R$12,617 for the year ended December 31, 2025 (R$11,207 and R$10,871 for the years ended December 31, 2024 and 2023, respectively).

12.2.3	Accounts payable to selling shareholders

	Interest rate	2025	2024

Accounts payable at amortized cost (deferred consideration)
Unigranrio (a)	CDI	-	90,543
DelRey (b)	Selic	71,604	125,276
FUNIC (c)	CDI	43,843	-
Accounts payable at fair value (contingent consideration)
Shosp (d)	-	454	454
Além da Medicina (e)	-	-	9,600
CardioPapers (f)	-	2,883	10,013
Unidom (g)	CDI	321,813	294,886
		440,597	530,772
Current		110,640	185,318
Non-current		329,957	345,454

(a) On August 4, 2021, Afya Brazil acquired 100% of Unigranrio. The adjusted aggregate purchase price was R$618,956 of which 60% was paid in cash on the transaction closing date, and 40% was payable in cash in four equal installments through 2022 to 2025, adjusted by the CDI rate. The aggregate outstanding amount was fully paid on August 4, 2025.

(b) On January 2, 2023, Afya Brazil acquired 100% of DelRey. The consideration of R$234,000 is payable in cash in three annual installments of R$134,000 in January 2024, R$50,000 in January 2025 and R$50,000 in January 2026, adjusted by the SELIC rate.

(c) On May 7, 2025, Afya Brazil acquired 100% of FUNIC. The aggregate purchase price was R$100,000 of which 60% was paid in cash on the transaction closing date, and 40% is payable in cash in three annual installments adjusted by the CDI rate.

(d) On May 13, 2021, Afya Brazil acquired 100% of Shosp which included an earn-out of R$513 paid in August 2023 related to product development and R$454 will be paid until 2026.

(e) On March 4, 2022, Afya Brazil acquired 100% of Além da Medicina and an earn-out of up to R$19,200 is payable in connection with revenue target achievements and product development goals for 2023 and 2024. The contingent consideration of R$9,600 was fully paid on May 23, 2025.

(f) On April 5, 2022, Afya Brazil acquired 100% of CardioPapers and an earn-out of up to R$15,000 is payable in connection with revenue target achievements and other goals regarding credentials in the market for 2023 and 2024. The contingent consideration of R$2,883 is based on the estimated payment considering the facts and circumstances as of December 31, 2025.

(g) On July 1, 2024, Afya Brazil acquired 100% of Unidom. The consideration of R$279,989 is payable in up to ten annual installments, adjusted by the CDI rate, and it is conditioned upon the maintenance of the authorization of the 175 medical school seats in each of the prior year. The contingent consideration is based on the estimated payment considering the facts and circumstances as of December 31, 2025. The accounts payable to the selling shareholders of Unidom is updated by the CDI rate, as determined in the purchase agreement, and measured at fair value considering the maintenance of the authorization of the 175 operating medical school seats. See Note 4.

The movements during the years ended December 31, 2025, 2024 and 2023 are shown below:

	2025	2024	2023

Opening balance	530,772	566,867	528,678
Additions	40,000	279,989	234,000
Payments of principal	(144,076)	(290,067)	(225,460)
Payments of interest	(49,608)	(78,931)	(55,989)
Interest	19,979	37,276	85,069
Remeasurement of contingent consideration	43,530	15,638	2,556
Other	-	-	(1,987)
Closing balance	440,597	530,772	566,867

12.3	Fair values

The table below compares the carrying amounts and fair values of the Company’s financial instruments, other than those carrying amounts that are reasonable approximation of fair values:

	2025		2024
	Carrying amount	Fair value	Carrying amount	Fair value
Financial liabilities
Loans and financing	2,054,267	2,056,492	2,195,161	2,196,152
	2,054,267	2,056,492	2,195,161	2,196,152

The Company assessed that the fair values of cash and cash equivalents, trade receivables, other assets, trade payables and accounts payable to selling shareholders approximate their carrying amounts.

The financial instruments for which the fair value are disclosed are based on Level 2 fair value measurement hierarchy. There has been no change in fair value hierarchy during the years ended December 31, 2025 and 2024.

12.4	Financial instruments risk management objectives and policies

The Company’s main financial liabilities comprise loans and financing, lease liabilities, accounts payable to selling shareholders and trade payables. The main purpose of these financial liabilities is to finance the Company’s operations and expansion. The Company’s main financial assets include cash and cash equivalents and trade receivables.

The Company is exposed to market risk, credit risk and liquidity risk. The Company monitors market, credit and liquidity risks in line with the objectives of capital management and counts on the support, monitoring and oversight of the Board of Directors in decisions related to capital management and its alignment with the objectives and risks. The Company’s policy is that no trading of derivatives for speculative purposes may be undertaken. The Board of Directors reviews and agrees with policies for managing each of these risks, which are summarized below.

12.4.1	Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The Company’s exposure to market risk is related to interest rate and foreign currency risk. The sensitivity analysis in the following sections relates to the position as of December 31, 2025.

a) Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company’s cash equivalents, loans and financing and accounts payable to selling shareholders, with floating interest rates.

Sensitivity analysis

The table below demonstrates the sensitivity to a reasonably possible change in interest on cash equivalents, loans and financing and accounts payable to selling shareholders. With all variables held constant, the Company’s income before income taxes is affected through the impact on floating interest rates, as follows:

	2025	Index	Base rate

Cash equivalents	1,086,489	CDI	163,781
Loans and financing	(2,049,005)	CDI	(323,480)
Loans and financing	(5,262)	TJLP	(477)
Accounts payable to selling shareholders	(365,656)	CDI	(54,483)
Accounts payable to selling shareholders	(71,604)	Selic	(10,669)
Net exposure			(225,328)

	Increase in basis points
	+75	+150
Net effect on profit before tax	(10,538)	(21,076)

b) Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of exposure will fluctuate because of changes in foreign exchange rates. The Company’s exposure to the risk of changes in foreign exchange rates relates to cash and cash equivalents denominated in U.S. dollars in the amount of R$23,422 as of December 31, 2025 (December 31, 2024: R$21,610).

Sensitivity analysis

The table below demonstrates the sensitivity in the Company’s income before income taxes of a 10% change in the U.S. dollar exchange rate (R$5.5018 to U.S. dollar 1.00) as of December 31, 2025, with all other variables held constant.

	Exposure	+10%	-10%
Cash equivalents	23,422	2,342	(2,342)

12.4.2	Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Company is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including cash and cash equivalents.

Customer credit risk is managed by the Company based on the established policy, procedures and control relating to customer credit risk management. Outstanding customer receivables are regularly monitored. See Note 6 for additional information on the Company’s trade receivables.

Credit risk from balances with banks and financial institutions is managed by the Company’s treasury department in accordance with the Company’s policy. Investments of surplus funds are made only with approved counterparties and within limits assigned to each counterparty.

The carrying amounts of its financial assets are the Company’s maximum exposure to credit risk for the components of the consolidated statements of financial position on December 31, 2025 and 2024.

12.4.3	Liquidity risk

The Company’s Management has responsibility for monitoring liquidity risk. In order to achieve the Company’s objective, Management regularly reviews the risk and maintains appropriate reserves, including bank credit facilities with first tier financial institutions. Management also continuously monitors projected and actual cash flows and the combination of the maturity profiles of the financial assets and liabilities.

The main requirements for financial resources used by the Company arise from the need to make payments for suppliers, operating expenses, labor and social obligations, loans and financing and accounts payable to selling shareholders.

The tables below summarize the maturity profile of the Company’s financial liabilities based on contractual undiscounted amounts:

As of December 31, 2025	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
Trade payables	123,581	-	-	-	123,581
Loans and financing	308,292	1,360,411	1,473,733	-	3,142,436
Lease liabilities	178,638	347,847	331,019	1,342,713	2,200,217
Accounts payable to selling shareholders	126,307	131,446	185,821	502,355	945,929
	736,818	1,839,704	1,990,573	1,845,068	6,412,163

As of December 31, 2024	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
Trade payables	128,080	-	-	-	128,080
Loans and financing	526,659	1,494,287	617,818	75,526	2,714,290
Lease liabilities	158,746	303,211	293,178	1,360,107	2,115,242
Accounts payable to selling shareholders	205,322	150,565	99,100	373,498	828,485
	1,018,807	1,948,063	1,010,096	1,809,131	5,786,097

12.5	Changes in liabilities arising from financing activities

	January 1, 2025	Payments of principal	Payments of interest	Additions and remeasurements	Interest	Other	December 31, 2025

Loans and financing	2,195,161	(1,624,911)	(274,265)	1,494,881	252,870	10,531	2,054,267
Lease liabilities	978,336	(49,411)	(121,475)	136,714	123,067	(1,485)	1,065,746
Dividends payable	-	(146,813)	-	147,005	-	-	192
	3,173,497	(1,821,135)	(395,740)	1,778,600	375,937	9,046	3,120,205

	January 1, 2024	Payments of principal	Payments of interest	Additions and remeasurements	Interest	Business combination	Other	December 31, 2024

Loans and financing	1,800,775	(128,696)	(177,192)	491,593	201,472	4,377	2,832	2,195,161
Lease liabilities	874,569	(41,221)	(111,605)	117,897	111,966	28,989	(2,259)	978,336
Dividends payable	-	(18,289)	-	18,289	-	-	-	-
	2,675,344	(188,206)	(288,797)	627,779	313,438	33,366	573	3,173,497

	January 1, 2023	Payments of principal	Payments of interest	Additions and remeasurements	Interest	Business combination	Other	December 31, 2023

Loans and financing	1,882,901	(112,630)	(175,889)	5,288	197,678	-	3,427	1,800,775
Lease liabilities	769,525	(31,473)	(103,911)	77,715	100,849	65,408	(3,544)	874,569
Dividends payable	-	(18,750)	-	18,750	-	-	-	-
	2,652,426	(162,853)	(279,800)	101,753	298,527	65,408	(117)	2,675,344

The changes in equity arising from financing activities are disclosed in the consolidated statement of changes in equity.